Schedule of Other Payables (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Accrued expenses	₪ 8,682	₪ 6,386
Institutions	16,562	27,351
Payroll and related liabilities	5,665	6,113
Short-term Lease liability	4,789	4,640
Deferred consideration due to acquisitions		4,080
Contingent liability (Note 16)	3,670	6,123
Others	2,441	459
Other Payables	₪ 41,809	₪ 55,152